OTHER LIABILITIES	6 Months Ended
Jun. 30, 2024
OTHER LIABILITIES
OTHER LIABILITIES
NOTE 14. OTHER LIABILITIES
Other liabilities consist of the following:

Other liabilities	June 30, 2024	December 31, 2023
	In millions of COP
Payables	4,281,945	4,746,323
Dividends (1)	2,573,539	870,846
Collection services (2)	1,918,015	820,393
Suppliers	1,668,539	1,653,424
Advances	1,467,735	1,199,509
Security contributions	533,570	524,741
Salaries and other labor obligations	389,610	396,734
Provisions	385,610	401,111
Bonuses and short-term benefits (3)	345,601	734,916
Deposits delivered as security (4)	230,577	795,628
Advances in leasing operations and loans	161,402	186,547
Deferred interests	133,235	217,507
Liabilities from contracts with customers	69,317	60,128
Other	40,977	40,774

Total	14,199,672	12,648,581

(1)	Dividends payable corresponding to the distribution of profits for the year 2023, declared in March 2024. See Condensed Consolidated Interim Statement of Changes in Equity, distribution of dividends.
(2)	The increase is related to collection periods.
(3)	The variation is mainly due to the payment of bonuses for employees in accordance with the variable compensation model of the Bank.
(4)	Guarantees related to derivative transactions. See Note 5.2 Derivative financial instruments.